Leases - Narrative (Details) $ in Millions		12 Months Ended
	Mar. 01, 2022 lease	Dec. 31, 2021 USD ($) lease	Dec. 31, 2020 USD ($)	Dec. 31, 2018 lease
Leases [Abstract]
Right of use lease asset, current		$ 0.2	$ 0.3
Right-of-use lease asset, non-current		$ 1.3	1.3
Operating lease, weighted average remaining lease term		7 years
Operating lease, weighted-average discount rate, percent		6.40%
Lessee, Lease, Description [Line Items]
Number of onerous leases | lease				2
Sublease income		$ 2.4	1.8
Operating lease expense		4.1	6.3
General and Administrative Expense
Lessee, Lease, Description [Line Items]
Operating lease expense		1.1	1.9
Operating Expense
Lessee, Lease, Description [Line Items]
Operating lease expense		$ 3.0	4.4
Beverwijk
Lessee, Lease, Description [Line Items]
Number of onerous leases, expired during the period | lease		1
Houston | Subsequent Event
Lessee, Lease, Description [Line Items]
Number of onerous leases, expired during the period | lease	1
Houston | General and Administrative Expense
Lessee, Lease, Description [Line Items]
Sublease income		$ 1.8	1.2
Houston | Onerous Lease Liability
Lessee, Lease, Description [Line Items]
Sublease income		$ 0.6	$ 0.6